Quarterly Holdings Report
for
Fidelity® SAI Japan Stock Index Fund
July 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
JSI-NPRT3-0923
1.9901437.102
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 0.9%
Nippon Telegraph & Telephone Corp.	6,542,000	7,501,834
Entertainment - 2.2%
Capcom Co. Ltd.	37,900	1,704,987
Koei Tecmo Holdings Co. Ltd.	25,600	437,628
Konami Group Corp.	22,000	1,232,334
Nexon Co. Ltd.	85,500	1,628,986
Nintendo Co. Ltd.	227,500	10,290,908
Square Enix Holdings Co. Ltd.	18,800	870,061
Toho Co. Ltd.	24,600	957,959
		17,122,863
Interactive Media & Services - 0.2%
Z Holdings Corp.	584,800	1,626,991
Media - 0.3%
CyberAgent, Inc.	94,500	596,433
Dentsu Group, Inc.	44,300	1,479,729
Hakuhodo DY Holdings, Inc.	50,900	584,260
		2,660,422
Wireless Telecommunication Services - 3.6%
KDDI Corp.	327,700	9,644,768
SoftBank Corp.	628,800	6,982,515
SoftBank Group Corp.	225,300	11,459,308
		28,086,591
TOTAL COMMUNICATION SERVICES		56,998,701
CONSUMER DISCRETIONARY - 18.8%
Automobile Components - 2.0%
Aisin Seiki Co. Ltd.	32,300	1,047,795
Bridgestone Corp.	125,000	5,177,837
DENSO Corp.	94,900	6,591,269
Koito Manufacturing Co. Ltd.	45,800	840,410
Sumitomo Electric Industries Ltd.	156,400	2,000,829
		15,658,140
Automobiles - 7.9%
Honda Motor Co. Ltd.	337,100	10,747,220
Isuzu Motors Ltd.	127,600	1,652,122
Mazda Motor Corp.	124,400	1,234,110
Nissan Motor Co. Ltd.	508,100	2,238,256
Subaru Corp.	134,700	2,543,644
Suzuki Motor Corp.	80,600	3,227,626
Toyota Motor Corp.	2,321,700	39,036,508
Yamaha Motor Co. Ltd.	65,200	1,906,527
		62,586,013
Broadline Retail - 0.4%
Pan Pacific International Holdings Ltd.	83,300	1,644,745
Rakuten Group, Inc.	327,000	1,275,913
		2,920,658
Hotels, Restaurants & Leisure - 1.3%
McDonald's Holdings Co. (Japan) Ltd.	19,000	747,900
Oriental Land Co. Ltd.	238,900	9,151,970
		9,899,870
Household Durables - 4.7%
Iida Group Holdings Co. Ltd.	34,900	611,943
Open House Group Co. Ltd.	17,100	649,551
Panasonic Holdings Corp.	483,500	5,968,030
Sekisui Chemical Co. Ltd.	79,900	1,212,555
Sekisui House Ltd.	134,900	2,748,920
Sharp Corp. (a)	49,500	294,011
Sony Group Corp.	276,100	25,861,250
		37,346,260
Leisure Products - 0.8%
Bandai Namco Holdings, Inc.	131,200	2,964,023
SHIMANO, Inc.	17,000	2,562,362
Yamaha Corp.	30,800	1,190,736
		6,717,121
Specialty Retail - 1.7%
Fast Retailing Co. Ltd.	38,300	9,573,317
Nitori Holdings Co. Ltd.	17,500	2,147,137
USS Co. Ltd.	44,800	775,612
ZOZO, Inc.	27,400	533,883
		13,029,949
TOTAL CONSUMER DISCRETIONARY		148,158,011
CONSUMER STAPLES - 6.1%
Beverages - 1.0%
Asahi Group Holdings	105,400	4,145,173
Kirin Holdings Co. Ltd.	170,100	2,513,867
Suntory Beverage & Food Ltd.	30,500	1,085,021
		7,744,061
Consumer Staples Distribution & Retail - 1.6%
AEON Co. Ltd.	143,200	3,098,229
Kobe Bussan Co. Ltd.	33,000	878,670
MatsukiyoCocokara & Co.	25,000	1,461,182
Seven & i Holdings Co. Ltd.	165,000	6,834,745
Welcia Holdings Co. Ltd.	20,500	385,604
		12,658,430
Food Products - 1.3%
Ajinomoto Co., Inc.	98,600	3,837,544
Kikkoman Corp.	29,700	1,708,535
Meiji Holdings Co. Ltd.	48,200	1,113,989
Nisshin Seifun Group, Inc.	43,100	534,414
Nissin Food Holdings Co. Ltd.	13,500	1,138,720
Yakult Honsha Co. Ltd.	28,100	1,560,200
		9,893,402
Household Products - 0.4%
Unicharm Corp.	88,300	3,266,984
Personal Care Products - 1.1%
Kao Corp.	102,000	3,875,144
Kobayashi Pharmaceutical Co. Ltd.	11,100	609,987
Kose Corp.	7,300	714,273
Shiseido Co. Ltd.	87,600	3,836,137
		9,035,541
Tobacco - 0.7%
Japan Tobacco, Inc.	262,700	5,822,185
TOTAL CONSUMER STAPLES		48,420,603
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
ENEOS Holdings, Inc.	630,500	2,284,186
Idemitsu Kosan Co. Ltd.	45,700	963,695
INPEX Corp.	212,400	2,735,901
		5,983,782
FINANCIALS - 11.8%
Banks - 6.7%
Chiba Bank Ltd.	116,400	817,128
Concordia Financial Group Ltd.	232,300	1,060,548
Japan Post Bank Co. Ltd.	323,100	2,686,728
Mitsubishi UFJ Financial Group, Inc.	2,499,800	20,129,026
Mizuho Financial Group, Inc.	528,000	8,957,712
Resona Holdings, Inc.	468,300	2,549,127
Shizuoka Financial Group	98,000	817,327
Sumitomo Mitsui Financial Group, Inc.	285,900	13,394,897
Sumitomo Mitsui Trust Holdings, Inc.	72,500	2,816,627
		53,229,120
Capital Markets - 0.9%
Daiwa Securities Group, Inc.	291,900	1,580,095
Japan Exchange Group, Inc.	109,900	1,912,329
Nomura Holdings, Inc.	636,900	2,634,839
SBI Holdings, Inc. Japan	53,700	1,132,205
		7,259,468
Financial Services - 0.9%
GMO Payment Gateway, Inc.	9,200	700,678
Mitsubishi UFJ Lease & Finance Co. Ltd.	192,600	1,272,447
ORIX Corp.	256,800	4,929,679
		6,902,804
Insurance - 3.3%
Dai-ichi Mutual Life Insurance Co.	205,900	4,205,127
Japan Post Holdings Co. Ltd.	480,400	3,508,492
Japan Post Insurance Co. Ltd.	43,900	709,269
MS&AD Insurance Group Holdings, Inc.	93,900	3,492,910
Sompo Holdings, Inc.	68,500	3,029,090
T&D Holdings, Inc.	109,600	1,780,379
Tokio Marine Holdings, Inc.	394,500	9,071,523
		25,796,790
TOTAL FINANCIALS		93,188,182
HEALTH CARE - 8.8%
Health Care Equipment & Supplies - 2.7%
ASAHI INTECC Co. Ltd.	47,600	976,324
Hoya Corp.	78,100	9,074,565
Olympus Corp.	263,300	4,287,312
Sysmex Corp.	36,700	2,482,954
Terumo Corp.	147,300	4,815,607
		21,636,762
Health Care Technology - 0.3%
M3, Inc.	96,600	2,215,624
Pharmaceuticals - 5.8%
Astellas Pharma, Inc.	396,200	5,793,375
Chugai Pharmaceutical Co. Ltd.	147,000	4,374,903
Daiichi Sankyo Kabushiki Kaisha	404,900	12,470,766
Eisai Co. Ltd.	55,200	3,482,762
Kyowa Hakko Kirin Co., Ltd.	59,100	1,128,286
Nippon Shinyaku Co. Ltd.	11,500	465,125
Ono Pharmaceutical Co. Ltd.	84,900	1,555,821
Otsuka Holdings Co. Ltd.	85,500	3,140,179
Shionogi & Co. Ltd.	57,200	2,397,141
Takeda Pharmaceutical Co. Ltd.	346,400	10,591,129
		45,399,487
TOTAL HEALTH CARE		69,251,873
INDUSTRIALS - 23.4%
Air Freight & Logistics - 0.4%
Nippon Express Holdings, Inc.	15,800	925,688
SG Holdings Co. Ltd.	70,100	1,022,194
Yamato Holdings Co. Ltd.	62,300	1,165,730
		3,113,612
Building Products - 1.9%
AGC, Inc.	44,800	1,617,354
Daikin Industries Ltd.	57,700	11,666,868
LIXIL Group Corp.	63,000	804,854
Toto Ltd.	29,100	894,079
		14,983,155
Commercial Services & Supplies - 0.7%
Dai Nippon Printing Co. Ltd.	48,000	1,362,753
Secom Co. Ltd.	46,000	3,082,403
Toppan, Inc.	53,600	1,259,138
		5,704,294
Construction & Engineering - 0.6%
Kajima Corp.	92,600	1,461,917
Obayashi Corp.	142,100	1,312,975
SHIMIZU Corp.	121,200	834,552
Taisei Corp.	37,200	1,408,352
		5,017,796
Electrical Equipment - 1.6%
Fuji Electric Co. Ltd.	27,800	1,254,141
Mitsubishi Electric Corp.	423,100	6,099,730
Nidec Corp.	91,400	5,458,863
		12,812,734
Ground Transportation - 2.3%
Central Japan Railway Co.	31,600	4,028,159
East Japan Railway Co.	66,200	3,747,293
Hankyu Hanshin Holdings, Inc.	50,100	1,662,546
Keio Corp.	22,600	750,447
Keisei Electric Railway Co.	28,300	1,173,655
Kintetsu Group Holdings Co. Ltd.	39,600	1,328,026
Odakyu Electric Railway Co. Ltd.	64,600	943,129
Tobu Railway Co. Ltd.	41,300	1,091,831
Tokyu Corp.	116,200	1,473,890
West Japan Railway Co.	48,100	1,975,527
		18,174,503
Industrial Conglomerates - 2.1%
Hikari Tsushin, Inc.	4,400	651,657
Hitachi Ltd.	205,400	13,424,308
Toshiba Corp.	90,100	2,906,329
		16,982,294
Machinery - 4.9%
Daifuku Co. Ltd.	66,500	1,418,673
FANUC Corp.	210,000	6,424,412
Hitachi Construction Machinery Co. Ltd.	23,600	706,184
Hoshizaki Corp.	23,700	907,585
Komatsu Ltd.	202,400	5,670,125
Kubota Corp.	221,600	3,340,394
Kurita Water Industries Ltd.	23,000	922,975
Makita Corp.	49,000	1,373,233
Minebea Mitsumi, Inc.	79,400	1,466,722
Misumi Group, Inc.	62,300	1,136,171
Mitsubishi Heavy Industries Ltd.	70,200	3,321,381
NGK Insulators Ltd.	51,400	629,380
SMC Corp.	12,500	6,515,130
Toyota Industries Corp.	32,100	2,315,018
Yaskawa Electric Corp.	52,500	2,277,282
		38,424,665
Marine Transportation - 0.7%
Kawasaki Kisen Kaisha Ltd.	30,200	908,983
Mitsui OSK Lines Ltd. (b)	75,200	1,942,572
Nippon Yusen KK	106,100	2,571,488
		5,423,043
Passenger Airlines - 0.2%
Ana Holdings, Inc. (a)	35,100	840,337
Japan Airlines Co. Ltd.	31,700	685,405
		1,525,742
Professional Services - 1.6%
BayCurrent Consulting, Inc.	29,000	935,241
Persol Holdings Co. Ltd.	38,700	763,853
Recruit Holdings Co. Ltd.	315,600	10,931,020
		12,630,114
Trading Companies & Distributors - 6.4%
Itochu Corp.	260,200	10,516,641
Marubeni Corp.	334,600	5,911,623
Mitsubishi Corp.	271,400	13,859,495
Mitsui & Co. Ltd.	287,400	11,193,782
MonotaRO Co. Ltd.	55,100	672,362
Sumitomo Corp.	246,600	5,281,624
Toyota Tsusho Corp.	46,500	2,711,261
		50,146,788
TOTAL INDUSTRIALS		184,938,740
INFORMATION TECHNOLOGY - 14.1%
Electronic Equipment, Instruments & Components - 5.4%
Azbil Corp.	25,200	793,561
Hamamatsu Photonics K.K.	30,700	1,477,329
Hirose Electric Co. Ltd.	6,500	821,952
Ibiden Co. Ltd.	24,700	1,497,643
Keyence Corp.	42,600	19,092,370
Kyocera Corp.	70,300	3,777,269
Murata Manufacturing Co. Ltd.	125,800	7,472,736
OMRON Corp.	38,400	2,057,321
Shimadzu Corp.	51,800	1,569,675
TDK Corp.	85,100	3,252,302
Yokogawa Electric Corp.	50,000	937,160
		42,749,318
IT Services - 2.3%
Fujitsu Ltd.	38,500	4,975,380
ITOCHU Techno-Solutions Corp.	20,900	529,166
NEC Corp.	53,800	2,716,377
Nomura Research Institute Ltd.	84,500	2,401,061
NTT Data Corp.	138,200	1,919,053
OBIC Co. Ltd.	15,300	2,502,590
Otsuka Corp.	25,000	1,039,785
SCSK Corp.	34,400	571,258
TIS, Inc.	48,200	1,220,712
		17,875,382
Semiconductors & Semiconductor Equipment - 4.4%
Advantest Corp.	41,900	5,750,518
Disco Corp.	20,200	3,797,113
Lasertec Corp.	16,500	2,497,801
Renesas Electronics Corp. (a)	278,700	5,377,194
ROHM Co. Ltd.	19,200	1,794,960
Sumco Corp.	76,700	1,116,009
Tokyo Electron Ltd.	98,100	14,723,541
		35,057,136
Software - 0.3%
Oracle Corp. Japan	8,400	589,030
Trend Micro, Inc.	29,300	1,381,949
		1,970,979
Technology Hardware, Storage & Peripherals - 1.7%
Brother Industries Ltd.	50,900	791,953
Canon, Inc.	219,000	5,660,139
FUJIFILM Holdings Corp.	81,700	4,736,090
Ricoh Co. Ltd.	120,200	1,067,534
Seiko Epson Corp.	63,300	1,037,833
		13,293,549
TOTAL INFORMATION TECHNOLOGY		110,946,364
MATERIALS - 4.7%
Chemicals - 3.6%
Asahi Kasei Corp.	274,500	1,870,650
JSR Corp.	38,800	1,110,558
Mitsubishi Chemical Holdings Corp.	280,100	1,672,547
Mitsui Chemicals, Inc.	37,400	1,072,590
Nippon Paint Holdings Co. Ltd.	207,600	1,899,942
Nippon Sanso Holdings Corp.	38,000	916,712
Nissan Chemical Corp.	27,800	1,246,911
Nitto Denko Corp.	32,800	2,328,612
Shin-Etsu Chemical Co. Ltd.	398,800	13,138,408
Sumitomo Chemical Co. Ltd.	308,500	950,015
Toray Industries, Inc.	303,500	1,696,434
Tosoh Corp.	57,100	745,132
		28,648,511
Metals & Mining - 1.0%
JFE Holdings, Inc.	107,600	1,737,302
Nippon Steel & Sumitomo Metal Corp.	176,800	4,033,970
Sumitomo Metal Mining Co. Ltd.	54,100	1,868,677
		7,639,949
Paper & Forest Products - 0.1%
Oji Holdings Corp.	189,400	746,870
TOTAL MATERIALS		37,035,330
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Daiwa House REIT Investment Corp.	483	950,620
GLP J-REIT	981	966,071
Japan Real Estate Investment Corp.	280	1,125,786
Japan Retail Fund Investment Corp.	1,531	1,049,257
Nippon Building Fund, Inc.	335	1,403,437
Nippon Prologis REIT, Inc.	482	984,904
Nomura Real Estate Master Fund, Inc.	929	1,104,887
		7,584,962
Real Estate Management & Development - 1.9%
Daito Trust Construction Co. Ltd.	13,600	1,461,667
Daiwa House Industry Co. Ltd.	131,300	3,564,338
Hulic Co. Ltd.	84,300	716,697
Mitsubishi Estate Co. Ltd.	246,400	3,019,802
Mitsui Fudosan Co. Ltd.	197,200	4,045,466
Nomura Real Estate Holdings, Inc.	23,900	591,851
Sumitomo Realty & Development Co. Ltd.	62,500	1,672,056
		15,071,877
TOTAL REAL ESTATE		22,656,839
UTILITIES - 1.1%
Electric Utilities - 0.7%
Chubu Electric Power Co., Inc.	141,100	1,767,903
Kansai Electric Power Co., Inc.	154,100	2,025,565
Tokyo Electric Power Co., Inc. (a)	334,100	1,326,865
		5,120,333
Gas Utilities - 0.4%
Osaka Gas Co. Ltd.	82,100	1,291,532
Tokyo Gas Co. Ltd.	85,700	1,942,730
		3,234,262
TOTAL UTILITIES		8,354,595
TOTAL COMMON STOCKS (Cost $811,415,822)		785,933,020

Government Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (d) (Cost $397,891)	400,000	397,836

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (e)	1,166,531	1,166,764
Fidelity Securities Lending Cash Central Fund 5.32% (e)(f)	979,902	980,000
TOTAL MONEY MARKET FUNDS (Cost $2,146,764)		2,146,764

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $813,960,477)	788,477,620
NET OTHER ASSETS (LIABILITIES) - 0.1%	407,773
NET ASSETS - 100.0%	788,885,393

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Yen Denominated Nikkei 225 Contracts (United States)	25	Sep 2023	2,922,363	123,132	123,132

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $288,431.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	2,200,319	7,147,283	8,180,838	18,561	-	-	1,166,764	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	-	77,509,432	76,529,432	40,616	-	-	980,000	0.0%
Total	2,200,319	84,656,715	84,710,270	59,177	-	-	2,146,764

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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